Sales revenues	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Sales revenues
25.	Sales revenues

25.1.	Revenues from contracts with customers

As an integrated energy company, revenues from contracts with customers derive from different products sold according to our operating segments, taking into consideration specific characteristics of the markets where it operates. For additional information about the operating segments of the Company, its activities and its respective products sold, see notes 4.2 and 30.

The determination of transaction prices derives from methodologies and policies based on the parameters of these markets, reflecting operating risks, level of market share, changes in exchange rates and international commodity prices, including Brent oil prices, oil products such as diesel and gasoline, and the Henry Hub Index.

As described in note 4.21, revenues from sales are recognized at the moment the control is transferred to the client, that occurs upon delivery at the contractual agreed place or when the service is provided. Generally, prices for products and services are fixed prior to or shortly after delivery. Therefore, no significant changes in transactions prices are expected to be recognized in periods after the satisfaction of the performance obligations, except for some exports in which final prices are linked to changes in commodity price after their transfer of control (note 7.1). Sales proceeds are generally collected in the short-term, thus there are no significant financing components.

In addition, the company acts as an agent in the biofuel segment, where there is no control of the biodiesel sold to distributors at any time during the sale operation. Those revenues totaled US$ 26 in 2018.

25.2.	Disaggregation of revenues

	Reclassified
	2018	2017	2016
Diesel	23,450	19,642	21,390
Diesel subsidy (note 19.1.1)	1,415	-	-
Gasoline	11,690	12,231	12,511
Liquefied petroleum gas	4,490	3,999	3,083
Jet fuel	4,208	3,264	2,673
Naphtha	2,455	2,637	2,472
Fuel oil (including bunker fuel)	1,233	1,419	1,044
Other oil products	3,769	3,258	2,845
Subtotal oil products	52,710	46,450	46,018
Natural gas	5,425	5,001	3,810
Ethanol, nitrogen products and renewables	366	3,498	3,278
Breakage	687	-	-
Electricity	2,027	3,616	1,939
Services and others	1,370	1,223	1,203
Domestic market	62,585	59,788	56,248
Exports	15,413	12,677	8,114
Sales abroad (*)	6,640	5,419	8,064
Foreign market	22,053	18,096	16,178
Sales revenues (**)	84,638	77,884	72,426

(*) Sales revenues from operations outside of Brazil, including trading and excluding exports.

(**) Sales revenues by business segment are set out in note 30.

For the years ended December 31, 2018, 2017 and 2016 there was no customer whose sales revenues totaled 10% or more of the Company’s sales revenues.

As set out in note 19.1, the revenue recognition of the diesel subsidy occurs when the diesel is sold and delivered to distributors.

The impacts of the adoption of IFRS 15 for the year ended December 31, 2018 are presented in note 2.3.2.

25.3.	Remaining performance obligations

The company has current sales contracts with original expected duration of more than 1 year, in which volumes of goods or services for future sales are determined with their respective payment terms.

The estimated remaining values of these contracts at the end of 2018 presented below are based on volumes of goods and services for future sales, as well as prices prevailing at December 31, 2018 or practiced in recent sales when they reflect the more directly observable information:

	Total	Expected recognition within 1 year
Domestic market
Gasoline	60,589	10,128
Diesel	44,452	10,292
Natural gas	27,370	7,470
Services and others	9,226	1,470
Ethanol, nitrogen products and renewables	8,507	1,071
Naphtha	6,732	3,366
Electricity	5,255	1,021
Other oil products	4,881	453
Jet fuel	936	935
Foreign market
Exports	33,745	4,118
Sales abroad	313	26
Total	202,006	40,350

The revenues will be recognized once goods are transferred and services are provided to the customers and their measurement and timing of recognition will be subject to future demands, changes in commodities prices, exchange rates and other market factors.

The table above does not include information on contracts with original expected duration of one year or less, such as spot-market contracts, variable considerations which are constrained, and information on contracts only establishing general terms and conditions (Master Agreements), for which volumes and prices will only be defined in subsequent contracts.

In addition, electricity sales are manly driven by demands to generate electricity from thermoelectric power plants, according the Brazilian National Electric System Operator (ONS) requests. These requests are substantially affected by Brazilian hydrological conditions, thus, the table above presents fixed amounts representing sales of certified capacity in accordance with the installed capacity of the Company.

25.4.	Contract liabilities

The balance of contract liabilities carried on the statement of financial position at December 31, 2018 amounted to US$ 245 (US$ 336 at December 31, 2017). This amount is classified as other current liabilities and primarily comprises advances from customers in take and ship or pay contracts, that, will be recognized as revenue based on future sales of natural gas or following the non-exercise of the right by the customer.